Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing receivables, net
Less: allowance for expected credit loss on financing receivables	$ 0	$ 0	$ (18,213)